Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
New Accounting Standards and Interpretations not yet mandatory or early adopted

New Accounting Standards and Interpretations not yet mandatory or early adopted

International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet mandatory, have not been early adopted by the consolidated entity for the half-year ended June 30, 2023.

Going concern

Going concern

The consolidated entity incurred a net loss after tax for the half-year ended June 30, 2023, of AUD$2,145,538 ($1,421,829) and had net cash outflows from operating activities of AUD$2,299,944 ($1,524,150). The consolidated entity’s ability to continue as a going concern is dependent upon it achieving its forecasts. The financial statements have been prepared on the basis that the consolidated entity is a going concern, which contemplates the continuity of normal business activity, realisation of assets and settlements of liabilities in the normal course of business for the following reasons:

●	As of June 30, 2023, the consolidated entity had cash and cash equivalents of AUD$15,922,705 ($10,551,826), total assets of AUD$18,295,845 ($12,124,484) and net assets of AUD$14,871,719 ($9,855,348).
●	As at the end of the half year, the Company had a trade and other receivables balance amounting to AUD$709,912 ($470,452).
●Management believes the consolidated entity has sufficient funds available to meet its commitments for at least twelve months from the date of signing of this report